4. DISCONTINUED OPERATIONS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations Details 2
Net cash provided by (used in) operating activities	$ 48,550	$ 332,630	$ (10,686)
Net cash provided by (used in) investing activities	0	0	0
Net cash provided by (used in) financing activities	$ 0	$ 0	$ 0